Commitments, Guarantees and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments Guarantees And Contingencies [Abstract]
Commitments,Guarantees and Contingencies
30.	Commitments, Guarantees and Contingencies

A.	Commitments
As of December 31, 2024, 2023 and 2022, no commitments to be reported have been identified.

B.	Guarantees
As of December 31, 2024, 2023 and 2022, the Group has the following guarantees:

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Guarantee letters in financial institutions for S/ 20,979 thousand in favor of third parties in order to ensure compliance with providing healthcare services (2023: S/ 16,166 thousand and 2022: S/ 109,467 thousand).

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Guarantee to cover a financial loan for a total of S/ 250,628 thousand. In favor of Scotiabank Perú S.A.A. S/ 113,000 thousand; in favor of Banco Interamericano de Finanzas S/ 39,522 thousand; in favor of Banco Interbank S/ 9,410 thousand; in favor of Banco de Credito del Peru S/ 31,056; and in favor of Citibank S/ 57,640 (2023: S/ 113,000 thousand in favor of Scotiabank Perú S.A.A., S/ 39,872 thousand in favor of Banco Interamericano de Finanzas, S/ 27,336 thousand in favor of Banco de Credito del Peru, in 2022: S/ 113,000 thousand in favor of Scotiabank Perú S.A.A., S/ 41,000 thousand in favor of Banco Interamericano de Finanzas, S/ 9,535 thousand in favor of Banco Interbank, S/ 14,303 thousand in favor of Banco de Credito del Peru and S/ 57,901 thousand in favor of Citibank.

•
The Group maintains properties in mortgage in favor of Scotiabank Perú S.A.A. for S/ 21,195 thousand related to loans received (S/ 20,886 thousand as of December 31, 2023 and S/ 21,477 thousand as of December 31, 2022) and Mexico for S/ 3,199,400 thousand as of December 31, 2024 (S/ 3,152,650 thousand as of December 31, 2023).

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Colombian subsidiaries maintain guarantee trust for S/ 45,322 thousand to guarantee compliance with the proceeds of their sale (2023: S/ 50,788 thousand and 2022 S/ 41,713 thousand) and a guarantee pledge of its machinery for S/ 10,452 thousand (S/ 11,713 thousand as of December 31, 2023 and S/ 9,620 thousand as of December 31, 2022) and leasing guarantees for S/ 47,180 thousand (S/ 49,109 thousand as of December 31, 2023).

•	The 99.99% of the shares of Mexican Subsidiaries and the 70% of the shares of Oncomedica S.A. are pledged to guarantee bank loans.

•
The Company and its subsidiaries engage as issuer and guarantors, respectively, in the issuance and placement of Senior Notes at a rate of 10.00% with maturity in 2029, in the international market, under Rule 144A and Regulation S of the United States Securities Act of 1993 for up to US$ 310,837 thousand or equivalent in local currency.

•	The Company and its subsidiaries engage as co-debtor and guarantors, respectively, in the Credit Agreement dated December 10,2023 for up to US$ 550,000 thousand or equivalent in local currency.

C.	Contingencies liabilities
As of December 31, 2024, 2023 and 2022, the Group maintains various judicial processes (labor, regulatory, civil, tax), that Management evaluated as possible. If the defense against those actions is unsuccessful, then fines and legal costs could amount to S/ 46,464 thousand, S/ 41,143 thousand and S/ 35,936 thousand, respectively.